Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

Note 8. Debt

In August 2019, the Company entered into a loan and security agreement (“Loan Agreement”) with Silicon Valley Bank (“SVB”) that allowed for borrowings of up to $5,000,000 under a term loan through July 31, 2020. On December 5, 2019, the Company borrowed the full amount of $5,000,000 with a stated interest rate of 5.0% and a maturity date of July 1, 2023. In February 2020, the Company repaid the term loan in full and recognized a loss on extinguishment of $180,000.

In connection with the Loan Agreement, the Company issued detachable warrants to purchase an aggregate of 60,000 shares of common stock (see Note 12).

On April 24, 2020, the Company entered into a promissory note (the “Promissory Note”) with JPMorgan Chase Bank, N.A. that provided for a loan in the amount of $1,120,000 pursuant to the US Small Business Administration’s Paycheck Protection Program (“PPP Loan”) created as part of the recently enacted Coronavirus Aid, Relief, and Economic Security (“CARES”) Act. The PPP Loan had a maturity date of April 24, 2022 and had a fixed interest rate of 0.98% per annum. Monthly amortized principal and interest payments were to be deferred to either (1) the date that

US Small Business Administration remits the borrower’s loan forgiveness amount to the lender or (2) if the borrower does not apply for loan forgiveness, 10 months after the end of the borrower’s loan forgiveness covered period. The entirety of the loan was eligible for forgiveness to the extent it was used towards qualifying expenses as described in the CARES Act. On August 25, 2021, the Company received notice from the US Small Business Association that the entire PPP Loan balance and accrued interest were forgiven in full on such date. The Company recorded the loan forgiveness as other income, net in the Company’s condensed consolidated statement of operations and comprehensive loss during the nine months ended September 30, 2021.

Note 7. Debt

In August 2019, the Company entered into a loan and security agreement (“Loan Agreement”) with Silicon Valley Bank (“SVB”) that allowed for borrowings of up to $5,000,000 under a term loan through July 31, 2020. On December 5, 2019, the Company borrowed the full amount of $5,000,000 with a stated interest rate of 5.0% and a maturity date of July 1, 2023. In February 2020, the Company repaid the term loan in full and recognized a loss on extinguishment of $180,000.

In connection with the Loan Agreement, the Company issued detachable warrants to purchase an aggregate of 60,000 shares of common stock (see Note 11).

On April 24, 2020, the Company entered into a promissory note (the “Promissory Note”) with JPMorgan Chase Bank, N.A. that provides for a loan in the amount of $1,120,000 pursuant to the Small Business Administration’s Paycheck Protection Program (“PPP Loan”) created as part of the recently enacted Coronavirus Aid, Relief, and Economic Security (“CARES”) Act. The PPP Loan matures on April 24, 2022 and bears interest at a rate of 0.98% per annum. Monthly amortized principal and interest payments are deferred for six months after the date of disbursement. The Promissory Note contains events of default and other provisions customary for a loan of this type. Certain amounts of the loan may be forgiven if they are used towards qualifying expenses as described in the CARES Act. In the event that forgiveness is applied for, an adjustment will be necessary for tax purposes to disallow for any expenses the loan was used towards in the period in which forgiveness occurs. The Company plans to apply for forgiveness of the loan in 2021.